SCHEDULE III - SCHEDULE OF REAL ESTATE AND ACCUMULATED DEPRECIATION (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Activity in Real Estate
Gross amount at beginning of year	$ 1,949,073
Additions during period:
Discretionary capital projects	119,654
Other (2)	(36,324)
Total additions	83,330
Deductions during period:
Cost of real estate sold or disposed	(12,818)
Gross amount at end of year	2,019,585
Aggregate cost for federal tax purposes	1,848,000
Change in accumulated depreciation
Gross amount of accumulation depreciation at beginning of year:	592,329
Additions during period:
Depreciation	66,617
Other	(6,547)
Total additions	60,070
Deductions during period
Amount of accumulated depreciation for real estate assets sold or disposed	(3,665)
Gross amount of end of period	$ 648,734